Parent Company Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Parent Company Financial Information [Abstract]
Parent Company Financial Information
18.	Parent Company Financial Information

BFC’s parent company accounting policies are generally the same as those described in the summary of significant accounting policies appearing in Note 1 to BFC’s audited consolidated financial statements, which are included in this joint proxy statement/prospectus. The Company’s investments in BankAtlantic Bancorp, Bluegreen and other consolidated entities are presented in the parent company financial statements as if accounted for using the equity method of accounting.

BFC’s parent company unaudited condensed statements of financial condition at September 30, 2011 and December 31, 2010, unaudited condensed statements of operations for the three and nine months ended September 30, 2011 and 2010 and unaudited condensed statements of cash flows for the nine months ended September 30, 2011 and 2010 are shown below:

Parent Company Condensed Statements of Financial Condition

(In thousands)

	September 30, 2011	December 31, 2010
ASSETS
Cash and cash equivalents	$805	4,958
Securities available for sale	13,693	38,829
Investment in Woodbridge Holdings, LLC	114,082	115,999
Investment in BankAtlantic Bancorp, Inc.	181	2,377
Investment in and advances in other subsidiaries	1,663	113
Notes receivable due from Woodbridge Holdings, LLC	9,499	2,012
Other assets	1,487	1,444

Total assets	$141,410	165,732

LIABILITIES AND EQUITY
Advances from wholly owned subsidiaries	$949	942
Other liabilities	10,765	10,889

Total liabilities	11,714	11,831

Redeemable 5% Cumulative Preferred Stock	11,029	11,029
Shareholders’ equity	118,667	142,872

Total liabilities and Equity	$141,410	165,732

BFC Financial Corporation

Notes to Unaudited Consolidated Financial Statements

Parent Company Condensed Statements of Operations

(In thousands)

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2011	2010	2011	2010
		As Revised		As Revised
		(Note 1)		(Note 1)
Revenues	$548	393	1,661	1,198
Expenses	1,774	2,206	5,294	6,752

(Loss) before earnings (loss) from subsidiaries	(1,226)	(1,813)	(3,633)	(5,554)
Equity in earnings (loss) in Woodbridge Holdings, LLC	7,032	(7,345)	15,373	(11,449)
Equity in loss in BankAtlantic Bancorp	(6,160)	(11,489)	(5,740)	(38,522)
Equity in (loss) earnings in other subsidiaries	(28)	(202)	1,465	(359)

(Loss) income before income taxes	(382)	(20,849)	7,465	(55,884)
Benefit for income taxes	—	(523)	—	(1,422)

(Loss) income from continuing operations	(382)	(20,326)	7,465	(54,462)
Equity in loss in subsidiaries’ discontinued operations	(1,422)	(4,495)	(18,818)	(5,717)

Net loss	(1,804)	(24,821)	(11,353)	(60,179)
5% Preferred Stock dividends	(188)	(188)	(563)	(563)

Net loss allocable to common stock	$(1,992)	(25,009)	(11,916)	(60,742)

BFC Financial Corporation

Notes to Unaudited Consolidated Financial Statements

Parent Company Statements of Cash Flow

(In thousands)

	For the Nine Months Ended September 30,
	2011	2010
		As Revised
		(Note 1)
Net cash used in operating activities	$(11,279)	(5,724)

Investing Activities:
Proceeds from the sale of securities available for sale	12,067	2,498
Proceeds from maturities of securities available for sale	15,457	24,246
Purchase of securities available for sale	(9,926)	(46,174)
Distribution from subsidiaries	91	45,085
Acquisition of BankAtlantic Bancorp Class A shares	(10,000)	(15,000)

Net cash provided by investing activities	7,689	10,655

Financing Activities:
Proceeds from issuance of Common Stock upon exercise of stock option	—	2
Preferred stock dividends paid	(563)	(563)

Net cash used in financing activities	(563)	(561)

(Decrease) increase in cash and cash equivalents	(4,153)	4,370
Cash at beginning of period	4,958	1,308

Cash at end of period	$805	5,678

Supplementary disclosure of non-cash investing and financing activities
(Decrease) increase in accumulated other comprehensive income, net of income taxes	$(12,112)	1,529
Net (decrease) increase in shareholders’ equity from the effect of subsidiaries’ capital transactions, net of income taxes	(588)	1,772
Net decrease in shareholders’ equity resulting from cumulative effect of change in accounting principle	—	(1,496)

Securities available for sale included our investment in Benihana’s Convertible Preferred Stock and Common Stock at September 30, 2011 and Benihana’s Convertible Preferred Stock at December 31, 2011. See Note 5 to these unaudited consolidated financial statements for further information about our investment in Benihana.

Approximately $4.6 million and $4.7 million of the amounts set forth as other liabilities at September 30, 2011 and December 31, 2010, respectively, represents amounts due in connection with the settlement of a class action litigation that arose in connection with exchange transactions that BFC entered into in 1989 and 1991. BFC is required to repay this obligation as settlement holders submit their claims to BFC.

36.	Parent Company Financial Information

The accounting policies of BFC Parent Company are generally the same as those described in the summary of significant accounting policies in Note 1 to these audited consolidated financial statements. The Parent Company Condensed Statements of Financial Condition at December 31, 2010 and 2009 and Condensed Statements of Operations and Condensed Statements of Cash Flows for each of the years in the three-year period ended December 31, 2010 are shown below:

PARENT COMPANY CONDENSED STATEMENTS OF FINANCIAL CONDITION

(In thousands)

	December 31,
	2010	2009
ASSETS
Cash and cash equivalents	$4,958	1,308
Securities available for sale	38,829	18,981
Investment in Woodbridge Holdings, LLC	115,999	197,288
Investment in BankAtlantic Bancorp, Inc.	2,377	47,555
Investment in and advances in other subsidiaries	113	2,376
Notes receivable due from Woodbridge Holdings, LLC	2,012	—
Other assets	1,444	1,121

Total assets	$165,732	268,629

LIABILITIES AND EQUITY
Advances from wholly owned subsidiaries	$942	818
Other liabilities	10,889	11,699

Total liabilities	11,831	12,517

Redeemable 5% Cumulative Preferred Stock	11,029	11,029

Shareholders’ equity	142,872	245,083

Total liabilities and Equity	$165,732	268,629

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS

(In thousands)

	For the Years Ended December 31,
	2010	2009	2008
	As Adjusted	As Adjusted
	(Note 1)	(Note 1)
Revenues	$2,018	1,202	2,489
Expenses	8,586	8,567	11,405

Loss before equity in (loss) earnings from subsidiaries	(6,568)	(7,365)	(8,916)
Equity in (loss) earnings from Woodbridge Holdings, LLC	(36,903)	91,380	(22,261)
Equity in loss in BankAtlantic Bancorp	(59,326)	(56,786)	(51,769)
Equity in (loss) earnings from other subsidiaries	(2,361)	(467)	15

(Loss) income before income taxes	(105,158)	26,762	(82,931)
Benefit for income taxes	(1,310)	(517)	(14,887)

(Loss) income from continuing operations	(103,848)	27,279	(68,044)
Extraordinary gain, net of tax	—	—	9,145

Net (loss) income	(103,848)	27,279	(58,899)
5% Preferred Stock dividends	(750)	(750)	(750)

Net (loss) income allocable to common stock	$(104,598)	26,529	(59,649)

PARENT COMPANY STATEMENTS OF CASH FLOWS

(In thousands)

	For the Years Ended December 31,
	2010	2009	2008
Operating Activities:
Net cash used in operating activities	$(9,161)	(6,245)	(5,508)

Investing Activities:
Proceeds from the sale of securities available for sale	2,527	—	834
Proceeds from maturities of securities available for sale	38,068	—	—
Distribution from subsidiaries	45,085	30,084	633
Additions to property and equipment	(65)	—	(11)
Purchase of securities	(57,056)	(1,111)	—
Acquisition of BankAtlantic Bancorp Class A shares	(15,000)	(29,888)	(3,925)

Net cash provided by (used in) investing activities	13,559	(915)	(2,469)

Financing Activities:
Proceeds from issuance of Common Stock upon exercise of stock option	2	—	—
Purchase and retirement of the Company’s Class A common stock	—	—	(54)
Preferred stock dividends paid	(750)	(750)	(750)

Net cash used in financing activities	(748)	(750)	(804)

Increase (decrease) in cash and cash equivalents	3,650	(7,910)	(8,781)
Cash at beginning of period	1,308	9,218	17,999

Cash at end of period	$4,958	1,308	9,218

Supplementary disclosure of non-cash investing and financing activities
BFC and Woodbridge Merger related transactions:
Increase in other liabilities	$—	4,604	—
Increase in BFC’s Class A Common Stock	—	303	—
Increase in additional paid-in capital	—	94,676	—
Decrease in BFC’s non-controlling interest in Woodbridge	—	(99,583)	—
Net increase in shareholders’ equity from the effect of subsidiaries’ capital transactions, net of income taxes	1,760	8,332	2,398
(Decrease) increase in accumulated other comprehensive income, net of taxes	1,069	527	(3,894)
Decrease in additional paid in capital from the re-classification of the 5% Preferred Stock to Redeemable Preferred stock	—	—	11,029
BFC’s pro rata share of the cumulative effect of accounting changes recognized by Bluegreen	—	485	—
Net decrease in shareholders’ equity resulting from cumulative effect of change in accounting principle	(1,496)	—	—

On September 21, 2009, we consummated our merger with Woodbridge, pursuant to which Woodbridge became a wholly-owned subsidiary of BFC. For additional information, see Note 3 to these audited consolidated financial statements.

During the year ended December 31, 2009 and 2008, BFC received dividends from BankAtlantic Bancorp of approximately $84,000 and $208,000, respectively. These dividends are included in operating activities in the Parent Company Condensed Statements of Cash Flow. BankAtlantic Bancorp did not pay dividends to BFC during 2010.

During the years ended December 31, 2010 and 2009, BFC received distributions from Woodbridge totaling $45 million and $30 million, respectively.

At December 31, 2010 and 2009, securities available for sale included approximately $17.6 million and $1.1 million, respectively, of readily marketable securities, as well as our investment in Benihana’s Convertible Preferred Stock of $21.1 million and $17.8 million, respectively.

In December 2008, BFC Parent Company recorded an other-than-temporary impairment charge of $3.6 million on its investment in Benihana Convertible Preferred which is included in expenses in the Parent Company Condensed Statements of Operations. See Note 8 to these audited consolidated financial statements for further information.

Approximately $4.7 million is included in other liabilities for the years ended December 31, 2010 and 2009 representing amounts due in connection with the settlement of a class action litigation that arose in connection with exchange transactions that BFC entered into in 1989 and 1991. BFC is required to repay this obligation as settlement holders submit their claims to BFC. During the years ended December 31, 2010, 2009 and 2008, the Company paid claims of approximately $24,600, $59,000 and $10,300, respectively, related to this obligation.